Introduction (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Foreign exchange rates
The following table presents functional currency translation rates for the Group’s locations to the US dollar on December 31, 2022, 2021 and 2020 and the average rates for the years ended December 31, 2022, 2021 and 2020.

Exchange Rates to the US Dollar	Functional Currency	2022 Year-end Rate	2021 Year-end Rate	Change %	2022 Average Rate	2021 Average Rate	Change %	2020 Average Rate
Bolivia	Boliviano (BOB)	6.91	6.91	—%	6.91	6.91	—%	6.91
Colombia	Peso (COP)	4,810	3,981	(17.2)%	4,254	3,756	(11.7)%	3,695
Costa Rica	Costa Rican Colon (CRC)	602	645	7.2%	650	625	(3.8)%	590
El Salvador	US dollar	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Guatemala	Quetzal (GTQ)	7.85	7.72	(1.7)%	7.75	7.74	(0.2)%	7.73
Honduras	Lempira (HNL)	24.66	24.43	(0.9)%	24.56	24.12	(1.8)%	24.65
Luxembourg	Euro (EUR)	0.93	0.88	(5.9)%	0.95	0.85	(10.6)%	0.87
Nicaragua	Cordoba (NIO)	36.23	35.52	(2.0)%	35.87	35.17	(2.0)%	34.34
Panama	Balboa (B/.) (i)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Paraguay	Guarani (PYG)	7,346	6,886	(6.3)%	7,008	6,790	(3.1)%	6,758
Sweden	Krona (SEK)	10.43	9.05	(13.2)%	10.07	8.59	(14.7)%	9.16
United Kingdom	Pound (GBP)	0.83	0.74	(10.7)%	0.81	0.73	(9.9)%	0.77

(i) the balboa is tied to the United States dollar at an exchange rate of 1:1.